Financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Carrying Amount of Assets and Liabilities by Measurement Method
The carrying amount of Sony’s assets and liabilities by measurement method as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Assets:
Financial assets required to be measured at amortized cost (“AC”)
Investments and advances in the Financial Services segment
Debt securities	521,054	-
Housing loans in the banking business	3,763,261	-
Other loans	21,950	-
Trade and other receivables*
Trade receivables	1,923,433	1,806,487
Other receivables	12,364	12,071
Other financial assets
Time deposit	6,179	4,473
Security deposit	150,950	29,672
Non-current other receivables in the Pictures segment	104,943	90,816
Other	70,514	87,499
Financial assets required to be measured at fair value through profit or loss (“FVPL”)
Investments and advances in the Financial Services segment
Debt securities	1,394,539	-
Equity securities	3,740,189	-
Other financial assets
Debt securities	20,555	23,417
Equity securities	487,454	470,508
Derivative assets	86,141	27,954
Financial assets designated to be measured at FVPL
Investments and advances in the Financial Services segment
Debt securities	893,972	-
Financial assets required to be measured at fair value through other comprehensive income (“FVOCI”)
Investments and advances in the Financial Services segment
Debt securities	8,849,130	-
Other financial assets
Debt securities	139	158
Financial assets designated to be measured at FVOCI
Investments and advances in the Financial Services segment
Equity securities	5,880	-
Other financial assets
Equity securities	382,947	467,489

Total assets	22,435,594	3,020,544

Current assets	2,534,666	1,846,725
Non-current assets	19,900,928	1,173,819

*	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.

Cash and cash equivalents are excluded from the table above. Refer to Note 27.

	Yen in millions
	March 31
	2025	2026
Liabilities:
Financial liabilities required to be measured at AC
Short-term borrowings	1,843,959	51,183
Current portion of long-term debt* 1	196,950	166,410
Trade and other payables
Trade payables	1,927,633	2,047,388
Other payables	123,454	139,010
Deposits from customers in the banking business* 2	4,243,962	-
Long-term debt* 1	1,557,867	824,393
Lease liabilities* 1	599,470	627,683
Deferred consideration* 3	95,942	59,652
Investment contract liabilities	62,772	-
Other financial liabilities	79,340	50,795
Financial liabilities required to be measured at FVPL
Other financial liabilities
Derivative liabilities	154,526	70,216
Contingent consideration	25,785	16,549
Financial liabilities designated to be measured at FVPL
Other financial liabilities
Redeemable noncontrolling interests	52,963	78,568

Total liabilities	10,964,623	4,131,847

Current liabilities	8,323,430	2,668,104
Non-current liabilities	2,641,193	1,463,743

* 1
As described in Note 2 (5), “Lease liabilities,” which had previously been included within
“Current portion of long-term debt” and “Long-term debt,” has increased in materiality and is presented separately from the fiscal year ended March 31, 2026. As a result of this change,
“Current portion of long-term debt” of 90,495 million yen and
“Long-term
debt” of 508,975 million yen as of March 31, 2025 have been reclassified to “Lease liabilities” of 599,470 million yen.

*2	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
*3	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.

Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2025 and 2026 is as follows:

	Yen in millions
	March 31, 2025
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	-	411,764	-	411,764	-	-	411,764	-
Japanese local government bonds	-	1,225	-	1,225	-	-	1,225	-
Japanese corporate bonds	-	19,828	33	19,861	-	-	19,828	33
Foreign government bonds	41,867	179,346	-	221,213	-	-	221,213	-
Foreign corporate bonds	-	24,657	2,849	27,506	-	-	24,657	2,849
Investment funds	-	666,662	66,863	733,525	-	-	715,852	17,673
Equity securities	4,210,845	7,120	9,678	4,227,643	-	-	3,740,189	487,454
Derivative assets
Interest rate contracts	-	65,433	-	65,433	-	493	-	64,940
Foreign exchange contracts	-	15,255	-	15,255	-	13,821	-	1,434
Equity contracts	910	911	2,346	4,167	-	4,167	-	-
Bond contracts	1,286	-	-	1,286	-	1,286	-	-
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	-	757,357	-	757,357	3,494	-	753,863	-
Japanese local government bonds	-	8,596	-	8,596	8,596	-	-	-
Foreign government bonds	-	50,569	-	50,569	5,639	-	44,930	-
Foreign corporate bonds	-	71,408	6,042	77,450	25,659	-	51,791	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	-	6,134,141	-	6,134,141	35,000	-	6,099,141	-
Japanese local government bonds	-	71,752	-	71,752	11,055	-	60,697	-
Japanese corporate bonds	-	693,016	111,792	804,808	11,087	-	793,721	-
Foreign government bonds	-	1,315,058	-	1,315,058	4,612	-	1,310,307	139
Foreign corporate bonds	-	353,862	61,068	414,930	29,447	-	385,483	-
Securitized products	-	59,702	48,878	108,580	-	-	108,580	-
Financial assets designated to be measured at FVOCI
Equity securities	86,339	-	302,488	388,827	-	-	5,880	382,947

Total assets	4,341,247	10,907,662	612,037	15,860,946	134,589	19,767	14,749,121	957,469

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	-	15,835	-	15,835	1,016	14,819
Foreign exchange contracts	-	15,778	-	15,778	15,778	-
Equity contracts	514	-	118,606	119,120	514	118,606
Bond contracts	3,793	-	-	3,793	3,793	-
Contingent consideration	-	-	25,785	25,785	11,594	14,191
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	-	-	52,963	52,963	10,912	42,051

Total liabilities	4,307	31,613	197,354	233,274	43,607	189,667

	Yen in millions
	March 31, 2026
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial assets (Current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	-	-	170	170	-	170
Foreign corporate bonds	-	-	6,601	6,601	-	6,601
Investment funds	-	-	16,646	16,646	-	16,646
Equity securities	446,932	8,547	15,029	470,508	-	470,508
Derivative assets
Interest rate contracts	-	20,982	-	20,982	-	20,982
Foreign exchange contracts	-	6,972	-	6,972	6,972	-
Financial assets required to be measured at FVOCI
Debt securities
Foreign government bonds	-	158	-	158	-	158
Financial assets designated to be measured at FVOCI
Equity securities	148,537	-	318,952	467,489	-	467,489

Total assets	595,469	36,659	357,398	989,526	6,972	982,554

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Foreign exchange contracts	-	14,553	-	14,553	14,553	-
Equity contracts	-	-	55,663	55,663	55,663	-
Contingent consideration	-	-	16,549	16,549	9,906	6,643
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	-	-	78,568	78,568	35,663	42,905

Total liabilities	-	14,553	150,780	165,333	115,785	49,548

Summary of Valuation Techniques Used to Measure the Fair Value of Assets and Liabilities Classified as Level 3
The valuation techniques used to measure the fair value of assets and liabilities classified as Level 3, significant unobservable inputs that have a material impact on fair value measurement, and their respective ranges, are as follows:

	Valuation technique(s)	Significant unobservable inputs	Range
			March 31, 2025	March 31, 2026
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	Discounted cash flow	Credit spread	53bp-71bp	-
Securitized products			80bp-140bp	-
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	Option pricing (Black-Scholes)	Volatility	47.7%-57.0%	51.1%-67.7%
* bp = basis point

Summary of Changes in Fair Value of Level 3 Assets and Liabilities
The changes in fair value of Level 3 assets and liabilities for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2025
		Total gains (losses)*¹
	Beginning balance	Net income*²	Other comprehensive income*³	Purchases	Sales and settlements	Transfers to Level 3	Transfers out of Level 3 *4	Other *5	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	20	-	-	33	-	-	-	(20)	33
Foreign corporate bonds	2,933	(53)	-	-	(31)	-	-	-	2,849
Investment funds	67,355	2,580	(94)	35,176	(37,968)	-	-	(186)	66,863
Equity securities	9,434	(1,725)	(1)	2,391	(421)	-	-	-	9,678
Derivative assets
Equity contracts	2,379	-	(33)	-	-	-	-	-	2,346
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	5,923	119	-	-	-	-	-	-	6,042
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	138,848	9	(27,065)	-	-	-	-	-	111,792
Foreign corporate bonds	34,757	(939)	(452)	48,023	(17,628)	-	(2,693)	-	61,068
Securitized products	22,008	(1,605)	37	40,906	(12,468)	-	-	-	48,878
Financial assets designated to be measured at FVOCI
Equity securities	249,181	-	(16,430)	7,200	(2,185)	-	(1,699)	66,421	302,488
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	-	121,082	(2,476)	-	-	-	-	-	118,606
Contingent consideration	50,343	(3,013)	(260)	3,101	(24,221)	-	-	(165)	25,785
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	54,028	(610)	(348)	6,199	(6,306)	-	-	-	52,963

	Yen in millions
	Fiscal year ended March 31, 2026
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income * 3	Purchases	Sales and settlements	Transfers to Level 3	Transfers out of Level 3 *4	Other *6	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	33	(9)	-	26	-	-	-	120	170
Foreign corporate bonds	2,849	201	-	3,551	-	-	-	-	6,601
Investment funds	66,863	(2,296)	399	3,873	(2,302)	-	-	(49,891)	16,646
Equity securities	9,678	401	1	7,067	(160)	-	-	(1,958)	15,029
Derivative assets
Equity contracts	2,346	(2,119)	20	-	(247)	-	-	-	-
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	6,042	74	-	-	-	-	(1,808)	(4,308)	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	111,792	4	(17,509)	-	-	-	-	(94,287)	-
Foreign corporate bonds	61,068	727	70	29,629	(16,921)	-	-	(74,573)	-
Securitized products	48,878	154	19	31,207	(4,816)	-	(12,650)	(62,792)	-
Financial assets designated to be measured at FVOCI
Equity securities	302,488	-	(11,154)	31,126	(3,005)	-	-	(503)	318,952
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	118,606	(67,174)	4,231	-	-	-	-	-	55,663
Contingent consideration	25,785	(873)	1,480	1,271	(10,933)	-	-	(181)	16,549
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	52,963	2,865	3,472	20,360	(1,092)	-	-	-	78,568

*1	For liability items, gains are presented as negative and losses are presented as positive.

*2
Gains (losses) recognized in net income are included in other operating (income) expense, net, financial income, financial expenses and net income (loss) from discontinued operations in the consolidated statements of income. In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, income and loss from the Financial Services business is included in net income (loss) from discontinued operations, which was previously included in financial services revenue in the consolidated statements of income.

*3
Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, exchange differences on translating foreign operations and other comprehensive income from discontinued operations in the consolidated statements of comprehensive income. In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, other comprehensive income from the Financial Services business, which was previously included in changes in equity instruments measured at fair value through other comprehensive income and changes in debt instruments measured at fair value through other comprehensive income in the consolidated statements of comprehensive income, is included in other comprehensive income from discontinued operations.

*4	Certain financial assets were transferred from Level 3 because observable market data became available.

*5	This column primarily includes the amount of equity securities designated to be measured at fair value through other comprehensive income due to a change in the scope of consolidation.

*6	This column primarily includes the amount excluded from consolidation as a result of the execution of the Partial Spin-off of the Financial Services business.

Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities
The changes in unrealized gains (losses) recognized in net income for Level 3 assets and liabilities held as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2025	2026
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	-	(9)
Foreign corporate bonds	(39)	201
Investment funds	(1,801)	(2,067)
Equity securities	(840)	319
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	119	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	9	-
Foreign corporate bonds	(939)	-
Securitized products	(1,610)	-
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	(121,082)	67,174
Contingent consideration	(1,223)	(524)
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	600	(2,865)

Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income
Equity instruments measured at fair value through other comprehensive income as of March 31, 2025 and 2026 comprise the following:

	Yen in millions
	March 31
	2025	2026
Marketable equity instruments	86,339	148,537
Non-marketable equity instruments	302,488	318,952

Total	388,827	467,489

Summary of Significant Marketable Equity Instruments Measured at Fair Value Through Other Comprehensive Income
Significant marketable equity instruments measured at fair value through other comprehensive income as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
KADOKAWA Corporation	52,951	62,200
ANYCOLOR Inc.	10,815	9,706
Bandai Namco Holdings Inc.	-	61,872

Summary of Balances of the Non-Marketable Instruments Measured at Fair Value Through Other Comprehensive Income by Major Sector Categories

The balances of the
non-marketable
instruments measured at fair value through other comprehensive income by major sector categories as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Entertainment *1	181,000	171,267
Manufacturing *2	91,099	114,305
Information technology, Communication and Service *3	27,987	29,810

*1	Major investments included Epic Games, Inc.

*2	Major investments included Japan Advanced Semiconductor Manufacturing, Inc. and Nichia Corporation as of March 31, 2025.

Major investments included Japan Advanced Semiconductor Manufacturing, Inc., Rapidus Corporation and Nichia Corporation as of March 31, 2026.

*3	Major investments included Semiconductor Energy Laboratory Co., Ltd.

Summary of Information Relating to Derecognized Equity Instruments Measured at Fair Value Through Other Comprehensive Income by Way of Sale
In order to enhance the efficiency of using assets held effectively, Sony derecognizes equity instruments measured at fair value through other comprehensive income upon the sale of the investment. Information relating to investments derecognized during the fiscal years ended March 31, 2025 and 2026 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2025	2026
Fair value at derecognition	32,275	10,073
Cumulative amount recognized in other comprehensive income, net of tax*	(29,508)	(3,892)
Dividend received	-	-

*	The cumulative amount recognized in other comprehensive income, net of tax, was transferred to retained earnings upon derecognition of the equity instruments.

Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost
The fair values by fair value hierarchy level of certain financial instruments that are measured at amortized cost as of March 31, 2025 and 2026 are summarized as follows:

	Yen in millions
	March 31, 2025
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese local government bonds	-	11,696	-	11,696	11,626
Japanese corporate bonds	-	24,273	-	24,273	24,916
Foreign corporate bonds	-	937	-	937	935
Securitized products	-	-	439,132	439,132	439,281
Other	-	29,820	14,364	44,184	44,296
Housing loans in the banking business	-	-	3,709,148	3,709,148	3,763,261

Total assets	-	66,726	4,162,644	4,229,370	4,284,315

Liabilities:
Long-term debt including the current portion	-	1,621,264	101,632	1,722,896	1,754,817
Investment contract liabilities	-	60,558	-	60,558	62,772

Total liabilities	-	1,681,822	101,632	1,783,454	1,817,589

	Yen in millions
	March 31, 2026
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Liabilities:
Long-term debt including the current portion	-	962,660	1,874	964,534	990,803

Total liabilities	-	962,660	1,874	964,534	990,803